Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2011 and 2012, consisted of the following:

	December 31, 2011			December 31, 2012
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total

Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	—	—	—	(606)	—	(606)
Disposal	—	—	—	—	—	—
Charge for the year	(606)	—	(606)	—	—	—

Ending balance	(606)	—	(606)	(606)	—	(606)

Goodwill, net	$—	$1,242	$1,242	$—	$1,242	$1,242